Share-Based Compensation (Additional Information Option Outstanding) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,944,100	1,814,800
Weighted Average Exercise Price	$ 33.18	$ 32.99
Weighted Average Remaining Contractual Life	6 years 1 month 6 days	5 years 10 months 24 days
Options Exercisable	1,342,100
Weighted Average Exercise Price	$ 32.31
$0 - $14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	76,600
Weighted Average Exercise Price	$ 11.90
Weighted Average Remaining Contractual Life	1 year 1 month 6 days
Options Exercisable	76,600
Weighted Average Exercise Price	$ 11.90
Exercise price range, lower range limit	$ 0
Exercise price range, upper range limit	$ 14
$14 - $28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	747,200
Weighted Average Exercise Price	$ 21.80
Weighted Average Remaining Contractual Life	5 years
Options Exercisable	747,200
Weighted Average Exercise Price	$ 21.80
Exercise price range, lower range limit	$ 14
Exercise price range, upper range limit	$ 28
$28 - $42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	640,000
Weighted Average Exercise Price	$ 33.93
Weighted Average Remaining Contractual Life	8 years 8 months 12 days
Options Exercisable	102,000
Weighted Average Exercise Price	$ 32.50
Exercise price range, lower range limit	$ 28
Exercise price range, upper range limit	$ 42
$42 - $56 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	274,000
Weighted Average Exercise Price	$ 45.29
Weighted Average Remaining Contractual Life	5 years 10 months 24 days
Options Exercisable	210,000
Weighted Average Exercise Price	$ 46.02
Exercise price range, lower range limit	$ 42
Exercise price range, upper range limit	$ 56
$56 - $70 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	206,300
Weighted Average Exercise Price	$ 63.87
Weighted Average Remaining Contractual Life	4 years
Options Exercisable	206,300
Weighted Average Exercise Price	$ 63.87
Exercise price range, lower range limit	$ 56
Exercise price range, upper range limit	$ 70